Finance income and expense	9 Months Ended
Sep. 30, 2024
Finance income and expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	567	141	1,647	141
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,097	1,257	3,235	2,811
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	871	1,040	2,878	3,097
Finance income	2,535	2,438	7,760	6,049

Finance expense
Finance expense on investments	(169)	(168)	(500)	(484)
Finance expense on lease liability	(12)	(16)	(38)	(50)
Finance expense	(181)	(184)	(538)	(534)